Property and Equipment - Operating Leases (Details) - CLP ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating lease agreements
Expenses for the year	$ 33,017,000,000	$ 34,490,000,000
Lease agreement payments	$ 145,829,000,000	165,406,000,000
Average life	5 years
Amount of property and equipment reported from finance lease agreements as lessee	$ 0	0
Fully depreciated assets	225,641,000,000	215,356,000,000
Up to 1 month
Operating lease agreements
Lease agreement payments	2,764,000,000	2,750,000,000
Between 1 and 3 months
Operating lease agreements
Lease agreement payments	5,522,000,000	5,458,000,000
Between 3 and 12 months
Operating lease agreements
Lease agreement payments	23,462,000,000	22,841,000,000
Due after 1 years but within 3 years
Operating lease agreements
Lease agreement payments	45,891,000,000	51,242,000,000
Due after 3 years but within 5 years
Operating lease agreements
Lease agreement payments	33,789,000,000	36,213,000,000
Due after 5 years
Operating lease agreements
Lease agreement payments	$ 34,401,000,000	$ 46,902,000,000